Share Based Payment - Summary of Payroll Expense Related to Restricted Stock (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares	SFr 2,030	SFr 56,096
Restricted Stock
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total payroll expense related to restricted stock		(951)	SFr 170
Issuance of shares		828	148
Fair value of restricted stock issued		876	157
Grantee contributions for restricted stock issuance		SFr 48	SFr 9